PARTNERS' CAPITAL AND MEMBERHIP INTERESTS - Partners' Capital and Schedule of Units (Details) - $ / shares			1 Months Ended			12 Months Ended
	May. 13, 2015	Oct. 03, 2012	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Common units sold in public offering						5,408,337		14,380,000
Rollforwards of the number of partner units
Units, beginning balance						54,581,169	49,818,597	0
Units issued to the public in connection with public offering						5,408,337		14,380,000
Units issued to Summit Investments in connection with the IPO								35,436,020
Units issued under SMLP LTIP						47,508	5,892	2,577
Units, ending balance						60,037,014	54,581,169	49,818,597
Units withheld to meet the minimum statutory tax withholding requirement						14,300,000
Common
Class of Stock [Line Items]
Common units sold in public offering			4,347,826	10,350,000		5,300,000		14,380,000
Price per unit (dollars per unit)				$ 38.75
Rollforwards of the number of partner units
Units, beginning balance						29,079,866	24,412,427	0
Units issued to the public in connection with public offering			4,347,826	10,350,000		5,300,000		14,380,000
Units issued to Summit Investments in connection with the IPO								10,029,850
Units issued under SMLP LTIP						46,647	5,892	2,577
Units, ending balance						34,426,513	29,079,866	24,412,427
Subordinated
Class of Stock [Line Items]
Common units sold in public offering						0		0
Rollforwards of the number of partner units
Units, beginning balance						24,409,850	24,409,850	0
Units issued to the public in connection with public offering						0		0
Units issued to Summit Investments in connection with the IPO								24,409,850
Units issued under SMLP LTIP						0	0	0
Units, ending balance						24,409,850	24,409,850	24,409,850
General partner
Class of Stock [Line Items]
Common units sold in public offering						108,337		0
Rollforwards of the number of partner units
Units, beginning balance						1,091,453	996,320	0
Units issued to the public in connection with public offering						108,337		0
Units issued to Summit Investments in connection with the IPO								996,320
Units issued under SMLP LTIP						861	0	0
Units, ending balance						1,200,651	1,091,453	996,320
Partnership | Common
Class of Stock [Line Items]
Common units sold in public offering				5,300,000
Rollforwards of the number of partner units
Units issued to the public in connection with public offering				5,300,000
Summit Investments | Common
Class of Stock [Line Items]
Common units sold in public offering				5,050,000
Rollforwards of the number of partner units
Units issued to the public in connection with public offering				5,050,000
General partner
Class of Stock [Line Items]
General partner interest (as a percent)		2.00%		2.00%	2.00%	2.00%	2.00%	2.00%
Rollforwards of the number of partner units
Units issued to affiliates in connection with acquisition		996,320
Bison Midstream
Rollforwards of the number of partner units
Units issued to affiliates in connection with acquisition							1,585,560
Bison Midstream | Common
Rollforwards of the number of partner units
Units issued to affiliates in connection with acquisition							1,553,849
Bison Midstream | Subordinated
Rollforwards of the number of partner units
Units issued to affiliates in connection with acquisition							0
Bison Midstream | General partner
Rollforwards of the number of partner units
Units issued to affiliates in connection with acquisition							31,711
Mountaineer Midstream
Rollforwards of the number of partner units
Units issued to affiliates in connection with acquisition							3,171,120
Mountaineer Midstream | Common
Rollforwards of the number of partner units
Units issued to affiliates in connection with acquisition							3,107,698
Mountaineer Midstream | Subordinated
Rollforwards of the number of partner units
Units issued to affiliates in connection with acquisition							0
Mountaineer Midstream | General partner
Rollforwards of the number of partner units
Units issued to affiliates in connection with acquisition							63,422
Subsequent Event | General partner
Class of Stock [Line Items]
General partner interest (as a percent)	2.00%
Public Offering [Member] | Subsequent Event | Common
Class of Stock [Line Items]
Common units sold in public offering	6,500,000
Price per unit (dollars per unit)	$ 30.75
Rollforwards of the number of partner units
Units issued to the public in connection with public offering	6,500,000